Summary of Significant Accounting Policies - Summary of Exchange Rates for the Functional and Operating Currencies (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
U.S. dollars [member]
Disclosure of exchange rates for the functional and operating currencies at various subsidiaries other than the presentation currency [line items]
Rates at	73.88	61.91
Average exchange rates	72.15	64.74	62.71
Euro [member]
Disclosure of exchange rates for the functional and operating currencies at various subsidiaries other than the presentation currency [line items]
Rates at	90.68	69.34
Average exchange rates	82.45	72.50	73.95